CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common shares issued	25,574,061	25,314,756
Common stock, shares outstanding	25,498,765	25,314,756
Treasury stock, shares	75,296	0
Common stock, shares authorized	500,000,000	500,000,000